Related Party Transactions and Balances (Current Related Parties) (Details)	12 Months Ended
Dec. 31, 2014
Xu Xudong ("Mr. Xu") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Largest shareholder
Shanghai Qinhe Internet Technology Software Development Co., Ltd., ("Qinhe") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Entity controlled by Mr. Xu
Shanda Interactive Entertainment Limited ("Shanda") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Second largest shareholder
Shanda Computer (Shanghai) Co., Ltd. ("Shanda Computer") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanghai Shanda Network Development Co., Ltd ("Shanda Network") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanda Media Group Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanda Capital Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanghai Shengle Information Technology Co., Ltd. ("Shengle") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda
Shanghai Shengjin Software Development Co., Ltd. ("Shengjin") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda